Inventories - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Inventory [Line Items]
Raw materials held in custody by other parties for processing		0	10,989,000
Write-down of inventories	$ 18,705,000	113,236,000	326,051,000	583,097,000